UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311

                             The GAMCO Mathers Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009


INVESTMENT COMPANY REPORT

BRISTOL-MYERS SQUIBB COMPANY

SECURITY        110122108      MEETING TYPE Annual
TICKER SYMBOL   BMY            MEETING DATE 05-May-2009
ISIN            US1101221083   AGENDA       933018372 - Management

                                                                               FOR/AGAINST
ITEM   PROPOSAL                                        TYPE          VOTE      MANAGEMENT
----   ---------------------------------------------   -----------   -------   -----------
1A     ELECTION OF DIRECTOR: L. ANDREOTTI              Management    For       For
1B     ELECTION OF DIRECTOR: L.B. CAMPBELL             Management    For       For
1C     ELECTION OF DIRECTOR: J.M. CORNELIUS            Management    For       For
1D     ELECTION OF DIRECTOR: L.J. FREEH                Management    For       For
1E     ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D.       Management    For       For
1F     ELECTION OF DIRECTOR: M. GROBSTEIN              Management    For       For
1G     ELECTION OF DIRECTOR: L. JOHANSSON              Management    For       For
1H     ELECTION OF DIRECTOR: A.J. LACY                 Management    For       For
1I     ELECTION OF DIRECTOR: V.L. SATO, PH.D.          Management    For       For
1J     ELECTION OF DIRECTOR: T.D. WEST, JR.            Management    For       For
1K     ELECTION OF DIRECTOR: R.S. WILLIAMS, M.D.       Management    For       For
02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC   Management    For       For
       ACCOUNTING FIRM.
03     EXECUTIVE COMPENSATION DISCLOSURE.              Shareholder   Against   For
04     SIMPLE MAJORITY VOTE.                           Shareholder   Against   For
05     SPECIAL SHAREOWNER MEETINGS.                    Shareholder   Against   For
06     EXECUTIVE COMPENSATION ADVISORY VOTE.           Shareholder   Against   For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The GAMCO Mathers Fund


By (Signature and Title)* /s/ Henry G. Van Der Eb
                          --------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer

Date AUGUST 19, 2009

* Print the name and title of each signing officer under his or her signature.